Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett
Developing Growth Fund

For the period ended October 31, 2020

Schedule of Investments (unaudited)

October 31, 2020

Investments	Shares	Fair Value (000)
COMMON STOCKS 95.26%

Aerospace & Defense 1.47%
Axon Enterprise, Inc.*	466,734	$46,160

Air Freight & Logistics 0.69%
XPO Logistics, Inc.*	242,699	21,843

Beverages 1.40%
Boston Beer Co., Inc. (The) Class A*	42,419	44,081

Biotechnology 18.75%
Acceleron Pharma, Inc.*	321,125	33,583
Allogene Therapeutics, Inc.*	380,807	12,917
Arena Pharmaceuticals, Inc.*	523,783	44,899
Blueprint Medicines Corp.*	318,334	32,559
Bridgebio Pharma, Inc.*(a)	595,199	22,844
CareDx, Inc.*	367,693	18,035
ChemoCentryx, Inc.*	385,014	18,481
Constellation Pharmaceuticals, Inc.*	629,223	12,345
CRISPR Therapeutics AG (Switzerland)*(a)(b)	242,426	22,260
Deciphera Pharmaceuticals, Inc.*	268,868	15,613
Emergent BioSolutions, Inc.*	289,064	26,007
Insmed, Inc.*	1,027,198	33,836
Invitae Corp.*(a)	661,701	25,945
Iovance Biotherapeutics, Inc.*	790,498	28,205
Karuna Therapeutics, Inc.*	160,827	13,058
Mirati Therapeutics, Inc.*	202,803	44,037
Myovant Sciences Ltd. (United Kingdom)*(b)	1,042,485	14,386
Natera, Inc.*	701,344	47,172
Relay Therapeutics, Inc.*	186,666	6,896
Rocket Pharmaceuticals, Inc.*	849,824	23,744
TG Therapeutics, Inc.*	1,559,265	39,403
Turning Point Therapeutics, Inc.*	389,991	35,953
Twist Bioscience Corp.*	220,487	16,898
Total		589,076
Investments	Shares	Fair Value (000)
Building Products 1.47%
AZEK Co., Inc. (The)*	689,152	$23,045
Trex Co., Inc.*	332,603	23,129
Total		46,174

Commercial Services & Supplies 0.47%
MSA Safety, Inc.	112,335	14,819

Communications Equipment 1.75%
Calix, Inc.*	1,017,814	23,827
Lumentum Holdings, Inc.*	375,597	31,058
Total		54,885

Diversified Financial Services 0.49%
Flying Eagle Acquisition Corp.*(a)	1,343,220	15,487

Electrical Equipment 2.84%
Generac Holdings, Inc.*	212,865	44,733
Sunrun, Inc.*	854,783	44,466
Total		89,199

Food & Staples Retailing 0.89%
Grocery Outlet Holding Corp.*	636,998	28,041

Food Products 0.95%
Freshpet, Inc.*	260,043	29,775

Health Care Equipment & Supplies 7.54%
Axonics Modulation Technologies, Inc.*(a)	762,022	35,731
iRhythm Technologies, Inc.*	263,019	55,615
Nevro Corp.*	270,302	40,332
Penumbra, Inc.*	135,436	35,353
Silk Road Medical, Inc.*	521,582	31,608
Tandem Diabetes Care, Inc.*	351,075	38,267
Total		236,906

Health Care Providers & Services 0.66%
Guardant Health, Inc.*	195,396	20,841

Health Care Technology 2.04%
Inspire Medical Systems, Inc.*	421,889	50,386

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

October 31, 2020

Investments	Shares	Fair Value (000)
Health Care Technology (continued)
Schrodinger, Inc.*	279,491	$13,634
Total		64,020

Hotels, Restaurants & Leisure 2.48%
Papa John’s International, Inc.	249,377	19,102
Penn National Gaming, Inc.*	401,372	21,666
Wingstop, Inc.	318,760	37,082
Total		77,850

Household Durables 3.48%
Helen of Troy Ltd.*	230,717	43,744
iRobot Corp.*	193,933	15,433
LGI Homes, Inc.*	468,557	50,080
Total		109,257

Information Technology Services 3.25%
Endava plc ADR*	543,487	34,729
Globant SA (Argentina)*(b)	218,406	39,446
Shift4 Payments, Inc. Class A*	545,819	27,788
Total		101,963

Insurance 1.73%
Goosehead Insurance, Inc. Class A	373,162	45,727
Lemonade, Inc.*(a)	169,755	8,537
Total		54,264

Internet & Direct Marketing Retail 4.72%
Fiverr International Ltd. (Israel)*(b)	473,970	69,399
Overstock.com, Inc.*	499,430	28,018
RealReal, Inc. (The)*	902,444	11,362
Stamps.com, Inc.*	177,312	39,583
Total		148,362

Internet Software & Services 0.88%
Cardlytics, Inc.*(a)	374,307	27,631
Investments	Shares	Fair Value (000)
Leisure Products 2.29%
Malibu Boats, Inc. Class A*	736,566	$37,440
YETI Holdings, Inc.*	696,957	34,485
Total		71,925

Life Sciences Tools & Services 3.55%
Adaptive Biotechnologies Corp.*	517,239	23,834
Berkeley Lights, Inc.*	240,823	17,477
Pacific Biosciences of California, Inc.*	1,879,410	24,639
Repligen Corp.*	274,206	45,674
Total		111,624

Machinery 3.19%
Chart Industries, Inc.*	452,966	38,253
Evoqua Water Technologies Corp.*	1,896,228	43,480
Federal Signal Corp.	641,135	18,388
Total		100,121

Pharmaceuticals 0.52%
MyoKardia, Inc.*	72,795	16,272

Real Estate Management & Development 1.30%
Redfin Corp.*	980,480	40,955

Semiconductors & Semiconductor Equipment 7.52%
CEVA, Inc.*	689,250	27,791
Enphase Energy, Inc.*	332,053	32,571
Inphi Corp.*	559,865	78,247
MKS Instruments, Inc.	337,012	36,529
Monolithic Power Systems, Inc.	105,959	33,864
Semtech Corp.*	498,489	27,362
Total		236,364

Software 13.40%
2U, Inc.*	297,452	10,961
Appian Corp.*(a)	556,627	35,234
Avalara, Inc.*	176,585	26,320

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

October 31, 2020

Investments	Shares	Fair Value (000)
Software (continued)
Blackline, Inc.*	356,105	$34,784
Datto Holding Corp.*(a)	413,041	11,772
Digital Turbine, Inc.*	960,790	27,536
Everbridge, Inc.*	303,211	31,743
Five9, Inc.*	492,538	74,728
Jamf Holding Corp.*	395,819	12,904
Paylocity Holding Corp.*	240,650	44,645
Q2 Holdings, Inc.*	307,062	28,016
Sprout Social, Inc. Class A*	701,578	30,659
SVMK, Inc.*	1,840,637	38,525
Yext, Inc.*	789,054	13,083
Total		420,910

Specialty Retail 2.91%
National Vision Holdings, Inc.*	1,124,567	45,354
RH*	137,296	46,026
Total		91,380

Textiles, Apparel & Luxury Goods 2.63%
Crocs, Inc.*	692,694	36,249
Deckers Outdoor Corp.*	182,526	46,246
Total		82,495
Total Common Stocks (cost $2,133,596,495)		2,992,680
Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENTS 7.80%

Repurchase Agreement 4.93%
Repurchase Agreement dated 10/30/2020, 0.00% due 11/2/2020 with Fixed Income Clearing Corp. collateralized by $14,717,400 of U.S. Treasury Note at 2.625% due 6/30/2023; value: $158,005,740; proceeds: $154,907,487 (cost $154,907,487)	$154,908	$154,908

	Shares

Money Market Fund 2.58%
Fidelity Government Portfolio(c) (cost $81,265,089)	81,265,089	81,265

Time Deposit 0.29%
CitiBank N.A.(c) (cost $9,029,455)	9,029,455	9,029
Total Short-Term Investments (cost $245,202,031)		245,202
Total Investments in Securities 103.06% (cost $2,378,798,526)		3,237,882
Liabilities in Excess of Other Assets (3.06)%		(96,230)
Net Assets 100.00%		$3,141,652

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Foreign security traded in U.S. dollars.
(c)	Security was purchased with the cash collateral from loaned securities.

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(concluded)

October 31, 2020

The following is a summary of the inputs used as of October 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,992,680	$–	$–	$2,992,680
Short-Term Investments
Repurchase Agreement	–	154,908	–	154,908
Money Market Fund	81,265	–	–	81,265
Time Deposit	–	9,029	–	9,029
Total	$3,073,945	$163,937	$–	$3,237,882

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

4	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on August 21, 1978. The Fund’s predecessor corporation was organized on July 11, 1973.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk- for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own

Notes to Schedule of Investments (unaudited)(continued)

assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of October 31, 2020 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. (the “agent”) for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by the Fund’s agent; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such

Notes to Financial Statements (unaudited)(concluded)

loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of October 31, 2020, the market value of securities loaned and collateral received for the Fund was as follows:

Market Value of Securities Loaned	Collateral Received
$ 85,039,063	$ 90,294,544

QPHR-DEV-1Q

(12/20)